Annual Total Returns - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(1.14%)
Annual Return 2016	12.73%
Annual Return 2017	12.17%
Annual Return 2018	(4.49%)
Annual Return 2019	22.49%
Annual Return 2020	11.25%
Annual Return 2021	19.01%
Annual Return 2022	(9.84%)
Annual Return 2023	9.43%
Annual Return 2024	11.52%